Income Tax - Schedule of income tax expense in the consolidated financial statements (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income tax charge	$ 344,804,720	$ 68,880,956	$ 797,603,987
(Profit) / expense from deferred income tax	(124,389,220)	(24,781,356)	11,148,051
Total income tax	220,415,500	44,099,600	808,752,038
Expense / (profit) from income tax recognized in other comprehensive income	4,405,603	(54,407,042)	48,017,077
Total	$ 224,821,103	$ (10,307,442)	$ 856,769,115